Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 3.0%
Axon Enterprise, Inc. (a)	207,623	$109,199,317
StandardAero, Inc. (a)	1,768,945	47,124,695
		156,324,012

Beverages - 0.9%
Celsius Holdings, Inc. (a)	1,398,472	49,813,573

Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	188,430	50,879,869
Natera, Inc. (a)	562,777	79,582,296
Neurocrine Biosciences, Inc. (a)	423,279	46,814,657
Sarepta Therapeutics, Inc. (a)	252,215	16,096,361
		193,373,183

Capital Markets - 9.1%
Ares Management Corp. - Class A	997,378	146,225,589
Coinbase Global, Inc. - Class A (a)	235,918	40,632,157
Houlihan Lokey, Inc.	396,299	64,002,288
LPL Financial Holdings, Inc.	354,770	116,059,458
Moody's Corp.	124,618	58,033,356
MSCI, Inc.	54,734	30,952,077
The Carlyle Group, Inc.	605,957	26,413,666
		482,318,591

Chemicals - 1.0%
Corteva, Inc.	851,532	53,586,909

Commercial Services & Supplies - 5.0%
RB Global, Inc.	1,467,224	147,162,567
Waste Connections, Inc.	607,774	118,631,407
		265,793,974

Construction & Engineering - 1.0%
Quanta Services, Inc.	207,278	52,685,922

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	158,532	75,798,905

Consumer Staples Distribution & Retail - 1.9%
Casey's General Stores, Inc.	225,923	98,059,619

Electrical Equipment - 1.9%
GE Vernova, Inc.	162,946	49,744,155
Vertiv Holdings Co. - Class A	713,539	51,517,516
		101,261,671

Electronic Equipment, Instruments & Components - 0.5%
Trimble, Inc. (a)	418,539	27,477,085

Energy Equipment & Services - 2.4%
Baker Hughes Co.	2,838,932	124,771,061

Entertainment - 1.0%
Take-Two Interactive Software, Inc. (a)	249,929	51,797,785

Financial Services - 3.4%
Block, Inc. (a)	628,359	34,138,744
Corpay, Inc. (a)	296,533	103,406,988
Shift4 Payments, Inc. - Class A (a)	530,867	43,377,143
		180,922,875

Food Products - 0.7%
Freshpet, Inc. (a)	438,520	36,471,708

Ground Transportation - 1.7%
Old Dominion Freight Line, Inc.	300,077	49,647,740
XPO, Inc. (a)	370,986	39,910,674
		89,558,414

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	123,177	19,567,898
DexCom, Inc. (a)	856,350	58,480,142
IDEXX Laboratories, Inc. (a)	81,420	34,192,329
Inspire Medical Systems, Inc. (a)	176,889	28,174,880
Insulet Corp. (a)	204,602	53,730,531
		194,145,780

Health Care Providers & Services - 3.3%
Cencora, Inc.	629,647	175,098,534

Health Care Technology - 0.9%
Veeva Systems, Inc. - Class A (a)	202,816	46,978,270

Hotels, Restaurants & Leisure - 8.0%
Cava Group, Inc. (a)	275,426	23,799,561
DoorDash, Inc. - Class A (a)	285,605	52,200,026
DraftKings, Inc. - Class A (a)	1,662,486	55,211,160
Dutch Bros, Inc. - Class A (a)	849,430	52,443,808
Hyatt Hotels Corp. - Class A	290,090	35,536,025
Royal Caribbean Cruises Ltd.	501,871	103,104,378
Wingstop, Inc. (b)	202,834	45,755,294
Wynn Resorts Ltd.	621,426	51,889,071
		419,939,323

Independent Power & Renewable Electricity Producers - 1.4%
Vistra Corp.	641,827	75,376,163

Industrial REITs - 0.7%
EastGroup Properties, Inc.	221,047	38,937,429

Insurance - 1.4%
Ryan Specialty Holdings, Inc.	1,019,065	75,278,332

Interactive Media & Services - 0.9%
Pinterest, Inc. - Class A (a)	1,593,639	49,402,809

IT Services - 3.2%
Cloudflare, Inc. - Class A (a)	606,272	68,320,792
Gartner, Inc. (a)	159,736	67,047,589
MongoDB, Inc. (a)	194,846	34,175,988
		169,544,369

Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc. (a)	81,072	24,701,828
Repligen Corp. (a)	162,784	20,712,636
West Pharmaceutical Services, Inc.	86,278	19,315,918
		64,730,382

Machinery - 4.7%
Cummins, Inc.	127,941	40,101,827
ITT, Inc.	299,981	38,745,546
Lincoln Electric Holdings, Inc.	161,028	30,460,056
Westinghouse Air Brake Technologies Corp.	773,197	140,219,276
		249,526,705

Media - 0.4%
The Trade Desk, Inc. - Class A (a)	405,034	22,163,460

Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	1,520,363	61,483,480
Permian Resources Corp.	4,647,510	64,368,013
		125,851,493

Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	464,500	48,577,410

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc. (a)	56,046	13,894,364

Semiconductors & Semiconductor Equipment - 3.6%
Entegris, Inc.	564,393	49,373,100
Marvell Technology, Inc.	942,503	58,029,910
Monolithic Power Systems, Inc.	103,824	60,215,843
Teradyne, Inc.	299,947	24,775,622
		192,394,475

Software - 17.1%
AppLovin Corp. - Class A (a)	488,400	129,411,348
Crowdstrike Holdings, Inc. - Class A (a)	124,130	43,765,755
Datadog, Inc. - Class A (a)	726,535	72,079,537
Dynatrace, Inc. (a)	1,087,125	51,257,944
Fair Isaac Corp. (a)	51,147	94,323,252
HubSpot, Inc. (a)	127,929	73,084,558
Nutanix, Inc. - Class A (a)	887,566	61,960,983
Palantir Technologies, Inc. - Class A (a)	1,739,739	146,833,972
PTC, Inc. (a)	444,103	68,813,760
Tyler Technologies, Inc. (a)	161,195	93,717,161
Zoom Communications, Inc. (a)	911,230	67,221,437
		902,469,707

Specialty Retail - 3.9%
Carvana Co. (a)	167,631	35,048,290
Chewy, Inc. - Class A (a)	1,112,638	36,171,861
Floor & Decor Holdings, Inc. - Class A (a)	432,196	34,778,812
RH (a)	91,512	21,451,328
Ross Stores, Inc.	596,953	76,284,624
		203,734,915

Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. - Class A (a)	509,472	22,554,325

Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	447,880	50,077,463

Trading Companies & Distributors - 1.6%
Core & Main, Inc. - Class A (a)	1,043,920	50,431,775
Ferguson Enterprises, Inc.	200,420	32,113,297
		82,545,072
TOTAL COMMON STOCKS (Cost $4,019,102,337)		5,263,236,067

SHORT-TERM INVESTMENTS - 0.5%	Share Shares s	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.27% (c)	28,905,250	28,905,250
TOTAL SHORT-TERM INVESTMENTS (Cost $28,905,250)		28,905,250

TOTAL INVESTMENTS - 100.1% (Cost $4,048,007,587)		5,292,141,317
Liabilities in Excess of Other Assets - (0.1)%		(5,026,705)
TOTAL NET ASSETS - 100.0%		$5,287,114,612
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $28,535,870 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Eagle Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,263,236,067	$–	$–	$5,263,236,067
Money Market Funds	28,905,250	–	–	28,905,250
Total Investments	$5,292,141,317	$–	$–	$5,292,141,317

Refer to the Schedule of Investments for further disaggregation of investment categories.